Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Capital
Common Equity Tier 1 Capital	$ 78,377	$ 82,317
Tier 1 Capital	88,898	92,752
Total Capital	99,481	103,648
Risk-weighted assets used in the calculation of capital ratios	$ 610,482	$ 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	12.80%	14.40%
Tier 1 Capital ratio	14.60%	16.20%
Total Capital ratio	16.30%	18.10%
Leverage ratio	4.10%	4.40%
TLAC Ratio	29.10%	32.70%
TLAC Leverage Ratio	8.30%	8.90%